Lease Liabilities - Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Thousands	Sep. 30, 2026 CAD ($)
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	$ 62,878
Remaining 2026 [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	1,576
2027 [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,838
2028 [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,696
2029 [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	6,004
2030 [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,764
Thereafter [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	$ 38,000